Other Information (Tables)	12 Months Ended
Dec. 31, 2012
Other Information
Schedule of revenue amount and percentage of total revenues from rentals of flight equipment attributable to geographic areas based on each airline's principal place of business

	2012			2011			2010
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,561,565	(a)	35.9%	$1,730,203	(a)	38.8%	$1,893,679	40.1%
Asia and the Pacific	1,295,799		29.8	1,335,533		30.0	1,430,017	30.2
The Middle East and Africa	540,047		12.4	555,058		12.5	585,679	12.4
U.S. and Canada	389,533		9.0	362,067		8.1	375,496	7.9
Commonwealth of Independent States	287,643		6.6	244,418		5.5	235,235	5.0
Central and South America and Mexico	271,015		6.3	227,126		5.1	206,396	4.4

	$4,345,602	(b)	100.0%	$4,454,405	(b)	100.0%	$4,726,502	100.0%

(a)
Includes $352,363 (2012), $400,300 (2011) and $429,366 (2010) of revenue attributable to customers whose principal business is located in the Euro-zone periphery, which is comprised of Greece, Ireland, Italy, Portugal and Spain. Revenues generated from Europe have decreased from 2010 through 2012 as a result of increased repossessions of aircraft from European customers following the European sovereign debt crisis, that we re-leased to airlines domiciled elsewhere.

(b)
Includes AeroTurbine lease revenue of $78,922 for the year ended December 31, 2012 and $19,874 from its acquisition date of October 7, 2011, to December 31, 2011.

Schedule of revenue attributable to individual countries representing at least 10% of total revenue in any year based on each airline's principal place of business

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$743,447	17.1%	$766,350	17.2%	$815,683	17.3%
France	457,007	10.5	487,027	10.9	516,899	10.9